CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total		Non-controlling interest— BIPC exchangeable shares	Non-controlling interest— Exchange LP Units		Non-controlling interest— in operating subsidiaries	Preferred Unitholders Capital		Limited Partners		Limited Partners Partners' capital		Limited Partners (Deficit)		Limited Partners Ownership Changes	Limited Partners Accumulated Other Comprehensive Income		General partner		General partner Accumulated Other Comprehensive Income	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield		Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Partners' capital		Non-Controlling Interest—Redeemable Partnership Units held by Brookfield (Deficit)		Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Ownership Changes	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Accumulated Other Comprehensive Income
Increase (Decrease) in Partners' Capital [Roll Forward]
Changes in accounting policies		$ 16					$ 10			$ 4				$ 4								$ 2				$ 2
Adjusted balances as		13,490			$ 0		5,885	$ 595		4,971		$ 4,907		(949)		$ 149	$ 864	[1]	$ 25			2,014		$ 2,078		(411)		$ (40)	$ 387
Balance as at Dec. 31, 2017		13,474			0		5,875	595		4,967		4,907		(953)		149	864	[1]	25			2,012		2,078		(413)		(40)	387
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		806					396			192				192					137			81				81
Other comprehensive (loss) income		(945)			4		(657)			(205)							(205)	[1]				(87)							(87)
Comprehensive income (loss)		(139)			4		(261)			(13)				192			(205)	[1]	137			(6)				81			(87)
Unit issuance		588	[2]		232	[2]		342	[2]	14	[2]	14	[2]											0
Unit repurchases	[2]	(31)						(1)		(30)		(30)
Partnership distributions		(878)	[3]	$ 0	(2)	[3]				(520)	[3]			(520)	[3]				(140)	[3]		(216)	[3]			(216)	[3]
Partnership preferred distributions	[3]	(41)								(29)				(29)								(12)				(12)
Acquisition of subsidiaries		3,232					3,232
Subsidiary distributions to non-controlling interest		(676)					(676)
Capital provided to non-controlling interest		(877)					(877)
Other items	[1]	0			(163)		0			120		20		450		100	(450)					43				188		43	(188)
Balance as at Dec. 31, 2018		14,668			71		7,303	936		4,513		4,911		(856)		249	209	[1]	22		$ 3	1,823		2,078		(370)		3	112
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		650					417			52				52					159			22				22
Other comprehensive (loss) income		590			1		239			246							246	[1]	1		1	103							103
Comprehensive income (loss)		1,240			1		656			298				52			246	[1]	160			125				22			103
Unit issuance	[2]	809			0			0		559		559										250		250
Unit repurchases	[2]	(29)						(1)		(28)		(28)
Partnership distributions		(978)	[3]	0	(4)	[3]				(575)	[3]			(575)	[3]				(158)	[3]		(241)	[3]			(241)	[3]
Partnership preferred distributions	[3]	(49)								(33)				(33)								(16)				(16)
Acquisition of subsidiaries	[4]	7,559					7,559
Subsidiary distributions to non-controlling interest		(1,216)					(1,216)
Preferred unit issuance		72
Other items	[1]	173			(50)		(189)			314		53		(18)		261	18					98				(8)		98	8
Balance as at Dec. 31, 2019		22,177		0	18		14,113	935		5,048		5,495		(1,430)		510	473	[1]	24		4	2,039		2,328		(613)		101	223
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		904		14	1		510			141				141					183			55				55
Other comprehensive (loss) income		(62)		87	0		(130)			(11)							(11)	[1]	(1)		(1)	(7)							(7)
Comprehensive income (loss)		842		101	1		380			130				141			(11)	[1]	182			48				55			(7)
Unit issuance		9	[2]					195		9	[2]	9	[2]									0	[2]	0	[2]
Unit repurchases												0
Partnership distributions	[3]	(1,083)		(66)	(4)					(588)				(588)					(185)			(240)				(240)
Partnership preferred distributions	[3]	(51)		(3)						(35)				(35)								(13)				(13)
Acquisition of subsidiaries	[4]	1,880					1,880
Disposition of subsidiaries	[5]	(1,078)					(1,078)
Capital provided by non-controlling interest		63					63
Subsidiary distributions to non-controlling interest		(1,278)					(1,278)
Acquisition of non-controlling interest	[4]	(107)					(107)
Preferred unit issuance	[2]	195						195
Class A Shares of BIPC, Issuance, Value	[2],[6]	0		626						(441)				(398)		(61)	18	[1]	(2)			(183)				(174)		(14)	5
Other items	[1],[4]	104		(20)	(3)		(19)			110		22		25		91	(28)					36				10		38	(12)
Balance as at Dec. 31, 2020		$ 21,673		$ 638	$ 12		$ 13,954	$ 1,130		$ 4,233		$ 5,526		$ (2,285)		$ 540	$ 452	[1]	$ 19		$ 3	$ 1,687		$ 2,328		$ (975)		$ 125	$ 209

[1]	Refer to Note 27, Accumulated Other Comprehensive Income (Loss).
[2]	Refer to Note 26, Partnership Capital.
[3]	Refer to Note 28, Distributions.
[4]	Refer to Note 6, Acquisition of Businesses.
[5]	Refer to Note 5, Disposition of Businesses.
[6]	Refer to Note 1, Organization and Description of the Business.